PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2018
Disclosure of property, plant and equipment [text block] [Abstract]
Disclosure of property, plant and equipment [text block]

23    Property, plant and equipment

	The Group					The Bank
	Investment properties £m	Premises £m	Equipment £m	Operating lease assets £m	Total £m	Premises £m	Equipment £m	Operating lease assets £m	Total £m
Cost or valuation:
At 1 January 2017	104	2,503	5,932	6,206	14,745	1,675	5,922	215	7,812
Exchange and other adjustments	(9)	(37)	(5)	(44)	(95)	70	1	(18)	53
Acquisition of businesses	–	3	3	–	6	–	1	–	1
Additions	–	70	382	2,262	2,714	46	360	–	406
Expenditure on investment properties (see below)	23	–	–	–	23	–	–	–	–
Disposals	(68)	(776)	(1,257)	(1,896)	(3,997)	(165)	(112)	(67)	(344)
At 31 December 2017	50	1,763	5,055	6,528	13,396	1,626	6,172	130	7,928
Exchange and other adjustments	–	–	–	9	9	14	(6)	4	12
Additions	–	71	516	1,754	2,341	57	452	–	509
Expenditure on investment properties (see below)	17	–	–	–	17	–	–	–	–
Disposals	(32)	(643)	(571)	(1,538)	(2,784)	(422)	(351)	(134)	(907)
Disposal of business	–	(11)	(34)	(111)	(156)	–	–	–	–
At 31 December 2018	35	1,180	4,966	6,642	12,823	1,275	6,267	–	7,542
Accumulated depreciation and impairment:
At 1 January 2017	–	1,301	2,641	1,509	5,451	1,048	3,090	30	4,168
Exchange and other adjustments	–	(8)	(10)	(34)	(52)	66	5	(15)	56
Depreciation charge for the year	–	122	732	1,085	1,939	63	644	6	713
Disposals	–	(704)	(1,246)	(1,054)	(3,004)	(154)	(107)	–	(261)
At 31 December 2017	–	711	2,117	1,506	4,334	1,023	3,632	21	4,676
Exchange and other adjustments	–	–	–	4	4	5	(4)	–	1
Depreciation charge for the year (note 9)	–	121	713	1,015	1,849	62	639	2	703
Disposals	–	(628)	(534)	(595)	(1,757)	(403)	(352)	(23)	(778)
Disposal of business	–	(5)	(26)	(91)	(122)	–	–	–	–
At 31 December 2018	–	199	2,270	1,839	4,308	687	3,915	–	4,602
Balance sheet amount at 31 December 2018	35	981	2,696	4,803	8,515	588	2,352	–	2,940
Balance sheet amount at 31 December 2017	50	1,052	2,938	5,022	9,062	603	2,540	109	3,252

Expenditure on investment properties is comprised as follows:

	2018 £m	2017 £m
Acquisitions of new properties	17	23
Additional expenditure on existing properties	–	–
	17	23

The table above analyses movements in investment properties, all of which are categorised as level 3. See note 44 for details of levels in the fair value hierarchy.

At 31 December the future minimum rentals receivable by the Group under non-cancellable operating leases were as follows:

	2018 £m	2017 £m
Receivable within 1 year	1,095	1,301
1 to 5 years	1,156	1,419
Over 5 years	6	128
Total future minimum rentals receivable	2,257	2,848

Equipment leased to customers under operating leases primarily relates to vehicle contract hire arrangements. During 2017 and 2018 no contingent rentals in respect of operating leases were recognised in the income statement.

Total future minimum sub-lease income of £42 million for the Group and £23 million for the Bank at 31 December 2018 (£49 million for the Group and £24 million for the Bank at 31 December 2017) is expected to be received under non-cancellable sub-leases of premises.